Related Parties - Summary of Key Management Personnel Compensation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related parties
Short-term employee benefits	R$ 13,732	R$ 9,436	R$ 5,321
Stock options		59,747	1,359
Restricted stock units	66,429
Key management personnel compensation	R$ 80,161	R$ 69,183	R$ 6,680